UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21527

CYPRESS CREEK PRIVATE

STRATEGIES MASTER FUND, L.P.

(Exact name of registrant as specified in charter)

712 W. 34th STREET, SUITE 201

AUSTIN, TX 78705

(Address of principal executive offices) (Zip code)

George Zornada, Esq.

K&L Gates

State Street Financial Center

One Lincoln Street

Boston, MA 02111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (512) 660-5146

Date of fiscal year end: March 31

Date of reporting period: July 1, 2021 through June 30, 2022

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2021 TO JUNE 30, 2022

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund's Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
Compass, Inc.	COMP	20464U100	6/2/2022	Total of 4 voting items: 1. Election of Class I Directors 2. Appointment of PWC as the company’s independent public accounting firm 3. "Say-On-Pay Vote" 4. Frequency of future "Say-On-Pay Votes"	Issuer	Yes	For	For
Warby Parker Inc.	WRBY	93403J106	6/9/2022	Total of 2 voting items: 1. Election of Directors 2. Appointment of E&Y LLP as the company’s independent public accounting firm	Issuer	Yes	For	For
Oric Pharmaceuticals, Inc.	ORIC	68622P109	6/17/2022	Total of 2 voting items: 1. Election of Directors 2. Appointment of KPMG LLP as the company’s independent public accounting firm	Issuer	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Cypress Creek Private Strategies Master Fund, L.P.

By:	/s/ Benjamin Murray
Benjamin Murray
Principal Financial Officer

Date:	August 5, 2022